Condensed Consolidated Statement of Financial Position - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	€ 87,141,000	€ 111,950,000
Prepayments and other receivables	3,562,000	1,866,000
Social securities and other taxes	452,000	850,000
Total current assets	91,155,000	114,666,000
Property, plant and equipment	2,102,000	2,440,000
Investments in associates	243,000	429,000
Total assets	93,500,000	117,535,000
Equity
Equity attributable to owners of the Company	80,094,000	94,329,000
Non-controlling interests	(526,000)	(496,000)
Total equity	79,568,000	93,833,000
Current liabilities
Borrowings	656,000	343,000
Lease liabilities	46,000	508,000
Trade payables	492,000	445,000
Current income tax liability	65,000	64,000
Social securities and other taxes	17,000	108,000
Pension premiums	1,000	2,000
Deferred income	1,053,000	711,000
Other current liabilities	6,703,000	8,812,000
Total current liabilities	9,033,000	10,993,000
Borrowings	4,899,000	12,709,000
Total liabilities	13,932,000	23,702,000
Total equity and liabilities	€ 93,500,000	€ 117,535,000